Cover	6 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Report on Form 6-K for the six months ended December 31, 2023, originally filed with the Securities and Exchange Commission on April 12, 2024 (the “Original 6-K”), is being filed solely for the purposes of furnishing (1) Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T, (2) correction in a table on page F-20, and (2) a copy of a press release as Exhibit 99.3 providing a business update and announcing its financial results for the six months ended December 31, 2023. Except the financial statements, those documents were not previously disclosed.
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--06-30
Entity File Number	001-38304
Entity Registrant Name	DOGNESS (INTERNATIONAL) CORPORATION
Entity Central Index Key	0001707303
Entity Address, Address Line One	Tongsha Industrial Estate
Entity Address, Address Line Two	East District
Entity Address, City or Town	Dongguan
City Area Code	+86
Local Phone Number	769-8875-3300